Other (expenses) income (Tables)	12 Months Ended
Dec. 31, 2022
Other (expenses) income [Abstract]
Other (Expenses) Income
Other (expenses) income as of December 31, 2022, 2021 and 2020, is summarized as follows:

	2022	2021	2020
Write-off of provisions	$61,170	$-	$-
Expenses related to the cancellation of the corporate building lease	(11,351)	(38,537)	(113,469)
Loss from sale of property, vessels and equipment, net (see Note 9)	(57,804)	(132,956)	-
Gain (loss) from the sale of subsidiaries (see Note 5)	-	-	451
Recoveries of taxes paid in prior years, net of expenses for recovery	-	-	(11,145)
Cancellation of projects	-	-	(31,804)
Forgiveness of accounts receivable	-	-	(98,859)
Other, net	(2,393)	2,150	(2,399)
	$(10,378)	$(169,343)	$(257,225)